Stock-Based Compensation and Benefit Plans (Details Narrative) (10-Q) - USD ($)			1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 02, 2016	Feb. 12, 2014	Dec. 31, 2014	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Jan. 31, 2015	Mar. 18, 2014
Common stock, par value			$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001			$ 0.01
Number of stock options issued to purchase of shares				6,668		6,200	106,273	37,200	1,619,750
Stock option exercise prices range lower limit				$ 5.70		$ 11.25	$ 5.70	$ 11.25	$ 0.55
Stock option exercise prices range upper limit				$ 7.50		$ 22.50	$ 7.50	$ 22.50	$ 1.50
Fair value of options granted				$ 21,000		$ 16,000	$ 271,000	$ 100,000	$ 367,000
Number of stock options shares issued for vested							72,200	19,667
Stock options vesting description							Of those options, grants issued to executive management outside of the 2014 SIP totaled 72,200 shares and vest 1/3rd on date of grant and 1/3rd each of the first two anniversary dates thereafter.	Of those options, options issued to executive management and directors outside of the 2014 SIP totaled 19,667 shares and vest 1/3rd each of the first two anniversary dates thereafter. A total of 2,667 options issued to a director vested 100% on the grant date in January 2015.
Stock options granted				6,668	99,605	6,200	106,273	37,200	115,150	133,628
Compensation cost related to unvested options awards not yet recognized				$ 217,000			$ 217,000		$ 257,284
Cost recognized over weighted average period							1 year 4 months 24 days		1 year 6 months
First Anniversary Grant Date [Member]
Percentage of stock awards granted to vest on the grant date							50.00%		50.00%
Non-Employee Directors [Member]
Percentage of stock awards granted to vest on the grant date							50.00%		50.00%
Stock options expiration period							5 years		5 years
2010 Equity Incentive Plan [Member]
Number of shares of common stock reserved for issuance				7,809			7,809		625,000
Common stock purchase price per shares under the plan				$ 0.0001			$ 0.0001
Number of common stock shares issued for covering the plan							26,667		100,000
Stock option term description							The term of each stock option shall be determined by the board or committee, but shall not exceed ten years. Vested stock options may be exercised in whole or part by the holder giving notice to the Company. Options under the plan may provide for the holder of the option to make payment of the exercise price by surrender of shares equal in value to the exercise price. Options granted to employees generally vest over two to three years. Stock awards granted to non-employee directors generally vest 50% on the grant date and 50% on the first anniversary of the date of the grant. Options expire five years from the date of grant.		No person is eligible to receive grants of stock options and SARs under the plan with respect to more than 100,000 shares of common stock in any one year, in the aggregate. The term of each stock option shall be determined by the board or committee, but shall not exceed ten years. Vested stock options may be exercised in whole or part by the holder giving notice to the Company. Options under the 2014 EIP may provide for the holder of the option to make payment of the exercise price by surrender of shares equal in value to the exercise price. Options granted to employees generally vest over two to three years. Stock awards granted to non-employee directors generally vest 50% on the grant date and 50% on the first anniversary of the date of the grant.
Number of stock options outstanding shares granted				7,809			7,809
2010 Equity Incentive Plan [Member] | Board Of Directors [Member]
Number of common stock shares issued for covering the plan		101,442
2010 Equity Incentive Plan [Member] | New Employees [Member]
Number of common stock shares issued for covering the plan									6,667
2010 Equity Incentive Plan [Member] | Employees [Member]
Number of stock options outstanding shares granted									2,903,750
2010 Equity Incentive Plan [Member] | Employees [Member] | Minimum [Member]
Stock option vest over period							2 years		2 years
2010 Equity Incentive Plan [Member] | Employees [Member] | Maximum [Member]
Stock option vest over period							3 years		3 years
2014 Stock Incentive Plan [Member] | Board Of Directors [Member]
Number of common stock shares issued for covering the plan	600,000	101,442
Common stock, par value	$ 0.0001
2014 Stock Incentive Plan [Member] | New Employees [Member]
Number of common stock shares issued for covering the plan							6,667
2014 Stock Incentive Plan [Member] | Board Of Directors [Member]
Number of stock options outstanding shares granted												2,667
2014 Stock Incentive Plan [Member] | Employees [Member]
Fair value of options granted				$ 50,000		$ 9,489	$ 84,000	$ 15,859
2014 Associate Stock Purchase Plan [Member]
Common stock purchase price per shares under the plan									$ .34		$ 0.4675
Number of stock options issued to purchase of shares							66,089	72,360	11,067	2,704
Number of stock options outstanding shares granted				216,450			216,450
2014 Associate Stock Purchase Plan [Member] | Board Of Directors [Member]
Number of shares of common stock reserved for issuance			33,334							33,334
Common stock purchase price per shares under the plan			$ 7,456							$ 7,456
Stock options expiration period			6 months
Percentage of purchase price of shares under the plan of lesser of fair value of common stock shares			85.00%